Segment Information - Reportable segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net Revenues:
Revenues	¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
Adjusted Operating Profits (Losses):
Income /(loss) from operations	(206,380)	(29,068)	33,287	7,021
Unallocated Expenses:
Share-based compensation expenses	(103,449)		(142,381)	(196,547)
Amortization of intangible assets resulting from business acquisition	(31,875)		(39,431)	(20,536)
Acquisition-related expenses	(12,171)		(13,694)
Cancellation fees of repurchased shares			(4,650)
Loss on variance from expected contingent acquisition payment			(9,495)
Accumulated impairment loss	(35,212)	(4,960)	(13,155)	0
Loss before income tax and share of income in equity method investment	(217,026)	$ (30,567)	(580,308)	(154,004)
Operating segments
Adjusted Operating Profits (Losses):
Income /(loss) from operations	(23,673)		256,093	224,104
Unallocated Expenses:
Revenues	(10,646)		(613,595)	(161,025)
Loss before income tax and share of income in equity method investment	(217,026)		(580,308)	(154,004)
Inter-segment eliminations
Net Revenues:
Revenues	(80,128)
E-Commerce
Unallocated Expenses:
Accumulated impairment loss	(35,212)		(13,155)
E-Commerce | Operating segments
Net Revenues:
Revenues	7,621,114		8,400,631	9,396,256
Adjusted Operating Profits (Losses):
Income /(loss) from operations	163,990		¥ 256,093	¥ 224,104
Brand Management | Operating segments
Net Revenues:
Revenues	1,271,027
Adjusted Operating Profits (Losses):
Income /(loss) from operations	¥ (187,663)